Financial Risk Management - Loss allowances for trade receivables (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Risk Management
Balance at January 1			$ (26,027)	$ (20,549)	$ (14,551)
Adjustment on adoption of IFRS 9		$ 0	3,865	0
Adjusted balance at January 1		(26,027)	(16,684)	0
Bad debts	[1]	(33,757)	(12,748)	(7,672)
Recoveries	[1]	2,622	3,190	268
Write off		8,851	811	403
Translation differences and inflation adjustment		(4,423)	(596)	1,003
Balance at December 31		$ (52,734)	$ (26,027)	$ (20,549)

[1]	In 2017, the impairment of trade receivables was assessed based on the incurred loss model. Individual receivables which were known to be uncollectible were written off by reducing the carrying amount directly. The other receivables were assessed collectively, to determine whether there was objective evidence that an impairment had been incurred but not yet been identified. For these receivables, the estimated impairment losses were recognized in a separate provision for impairment.